Financial instruments and risk management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	£ 659	£ 719	£ 700
Assets	296	290
Assets at fair value	955	1,009
Liabilities	424	395
Liabilities at fair value	424	395
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	447	527
Assets at fair value	447	527
Liabilities at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	0	0
Assets at fair value	296	290
Liabilities at fair value	424	395
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	212	192
Assets at fair value	212	192
Liabilities at fair value	0	0
interest rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	11	10
Liabilities	270	187
interest rate swaps | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
interest rate swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	11	10
Liabilities	270	187
interest rate swaps | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– cross-currency swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	100	115
Liabilities	16	13
– cross-currency swaps | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– cross-currency swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	100	115
Liabilities	16	13
– cross-currency swaps | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– forward foreign currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	185	165
Liabilities	131	195
– forward foreign currency contracts | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– forward foreign currency contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	185	165
Liabilities	131	195
– forward foreign currency contracts | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– embedded derivative relating to associates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	7	0
– embedded derivative relating to associates | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
– embedded derivative relating to associates | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	7	0
– embedded derivative relating to associates | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	£ 0	£ 0